COMMITMENTS AND CONTINGENCIES	12 Months Ended
Sep. 30, 2025
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 17 － COMMITMENTS AND CONTINGENCIES

Legal Contingency

From time to time, the Company may be involved in various legal proceedings and claims in the ordinary course of business. The Company currently is not aware of any legal proceedings or claims that it believes will have, individually or in the aggregate, a material adverse effect on its business, financial condition, operating results, or cash flows.

Banking Facilities

The Company was granted a line of credit with the maximum amount of HK$11.5 million (US$1.5 million), available in the form of import loans and trust receipts, with a credit term up to 90 days. Loans under trust receipts bear annual interest at the prevailing bank rates ranging as follows:

HKD currency	At HIBOR + 2% per annum
USD currency	At USD reference rate + 2.14% per annum

These banking facilities are secured by a legal charge over the property owned by the Company’s CEO and personally guaranteed by the Company’s CEO.

As of September 30, 2024 and 2025, the Company did not draw on this credit facility.

Severance Payment and Long Service Payment

Employment Ordinance of the Laws of Hong Kong requires employers to assure the liability of severance payment if an employee who has been working for the employer for not less than 24 months under a continuous contract is, due to redundancy, dismissed, laid off, or upon expiry of a fixed-term employment contract. The ordinance also requires employers to assure the liability of long service payment if an employee who has been working for the employer for not less than 5 years under a continuous contract is dismissed, dies, resigns on ground of ill health or on or after 65 years old, or upon expiry of a fixed-term employment contract.

As of September 30, 2024 and 2025, the Company estimated and recorded the provision for long service payment to be HK$19,563 and HK$28,501 (US$3,663) and was reflected in the consolidated balance sheet as “other long-term liabilities” under long-term liabilities and the impact is considered not material to the operations.

No severance payment is provided since the Company has no plan to dismiss any staff due to redundancy, and therefore considers the possibility of meeting the criteria for making severance payment is remote.

As of September 30, 2024 and 2025, the Company did not have any significant commitments and contingencies involved.

707 CAYMAN HOLDINGS LIMITED AND SUBSIDIARIES

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS